Interest-Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Commercial papers	$ 0		$ 0
Commercial papers authorized amount	5,000	€ 3.0
Impact of changes in foreign exchange rates	300
Purchase of treasury shares	800
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings	78,184		78,150
Net increased decreased debt	70,400		$ 67,600
Dividend payments to shareholders	2,100
Payment of interests and taxes	$ 3,700